Investment Strategy - Hedgeye Index Adds ETF	May 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to meet its objective by actively managing and investing primarily in U.S.-listed equity securities that, in the opinion of the Adviser, are under-owned by passive index funds and have a high probability of near-term inclusion in major U.S. equity indices. This methodology, commonly referred to as an “Index Rebalance Strategy”, is a technique widely employed by multi-strategy hedge funds that aims to invest in securities before they are added to major indices, seeking to benefit from the price impact of predictable purchases that passive index funds and ETFs must make when the index they track is rebalanced. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed equity securities.

The Fund will normally allocate assets to companies that in the view of the Adviser currently, or are expected to soon meet the eligibility criteria for inclusion in widely followed, marquee U.S. equity indices but may not have yet been added to such indices. The Adviser employs a quantitatively driven, probabilistic model designed to evaluate the likelihood of a company’s near-term index inclusion. This model assesses various factors that may influence index eligibility and timing, assigning a probability score to each prospective constituent. The Adviser also applies an impact score intended to estimate the potential effect of index inclusion on investor demand and share price. Portfolio weights are determined based on the combined probability and impact assessments, subject to risk management parameters, including a maximum position size of 20% of the Fund’s assets in any single issuer.

As a result of this methodology, the Fund’s portfolio will predominantly invest in large-capitalization companies, given these companies are more commonly eligible for inclusion in major indices. However, the Fund will also invest in mid- and small-capitalization companies that, in the opinion of the Adviser, currently, or are expected to soon meet the criteria for index inclusion and present attractive risk-adjusted return opportunities.

The Fund expects to invest in a limited number of U.S.-listed equity securities, normally holding approximately 40 issuers, diversified across multiple Global Industry Classification Standard (“GICS”) sectors. The Fund may invest in common stocks and may invest in exchange-listed American depositary receipts (“ADRs”) representing interests in foreign issuers.

The Adviser may sell a security if the probability of index inclusion changes materially, if the anticipated impact of inclusion is no longer compelling, if the security no longer satisfies the Fund’s investment criteria, or if the Adviser identifies a more attractive investment opportunity. Portfolio construction reflects an integrated approach combining quantitative modeling, fundamental review, portfolio design, and active trading, with the goal of optimizing expected returns while managing position-level and sector-level risks.

From time to time, in order to protect or enhance the Fund’s returns, the Adviser may utilize exchange-traded funds (“ETFs”) as well as derivatives, like options, to gain exposure and for the purposes of deploying hedging strategies, as needed.

If the Adviser cannot find attractive investments, the Fund may invest up to 20% of its total assets in cash and cash equivalents, for a short period of time, until appropriate investments are identified. The Fund may engage in securities lending.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed equity securities.